Allowance for Loan and Lease Losses - Activity (Details) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016 USD ($)	Sep. 30, 2015 USD ($)	Sep. 30, 2016 USD ($) segment class	Sep. 30, 2015 USD ($)	Dec. 31, 2015 USD ($) segment class	Dec. 31, 2014 USD ($)
Allowance for loan and lease losses
Number of primary portfolio segments | segment			3		3
Activity in allowance for loan losses
Balance at beginning of period	$ 136,360	$ 136,338	$ 135,484	$ 134,799	$ 134,799	$ 133,239
Charge-offs	(5,356)	(5,816)	(14,523)	(14,807)	(19,796)	(18,675)
Recoveries	1,921	2,375	9,364	8,055	10,581	9,135
Increase (decrease) in Provision	2,100	2,550	4,700	7,400	9,900	11,100
Balance at end of period	135,025	135,447	$ 135,025	135,447	$ 135,484	134,799
Commercial Lending
Allowance for loan and lease losses
Number of distinct portfolios | class			4		4
Commercial and Industrial
Activity in allowance for loan losses
Balance at beginning of period	35,792	32,914	$ 34,025	31,835	$ 31,835	34,026
Charge-offs	(210)	(461)	(348)	(765)	(866)	(2,298)
Recoveries	6	178	228	884	940	1,387
Increase (decrease) in Provision	(1,428)	277	255	954	2,116	(1,280)
Balance at end of period	34,160	32,908	34,160	32,908	34,025	31,835
Commercial Real Estate
Activity in allowance for loan losses
Balance at beginning of period	18,260	15,698	18,489	16,320	16,320	16,606
Recoveries	42	58	3,288	298	1,115	207
Increase (decrease) in Provision	221	2,618	(3,254)	1,756	1,054	(493)
Balance at end of period	18,523	18,374	18,523	18,374	18,489	16,320
Construction
Activity in allowance for loan losses
Balance at beginning of period	4,636	3,626	3,793	4,725	4,725	4,702
Increase (decrease) in Provision	596	(380)	1,439	(1,479)	(932)	23
Balance at end of period	5,232	3,246	5,232	3,246	3,793	4,725
Lease Financing
Activity in allowance for loan losses
Balance at beginning of period	780	1,008	888	1,089	1,089	1,078
Recoveries		1	1	2	3	57
Increase (decrease) in Provision	(55)	(39)	(164)	(121)	(204)	(46)
Balance at end of period	725	970	725	970	888	1,089
Residential
Allowance for loan and lease losses
Specific allocation for impaired loans in which the net collateral value exceeds the unpaid principal balance of the loan	0		0		0
Activity in allowance for loan losses
Balance at beginning of period	46,452	45,686	46,099	44,858	44,858	42,028
Charge-offs	(268)	(484)	(796)	(561)	(618)	(1,086)
Recoveries	350	608	1,116	2,098	2,198	1,470
Increase (decrease) in Provision	(492)	17	(377)	(568)	(339)	2,446
Balance at end of period	46,042	45,827	46,042	45,827	46,099	44,858
Consumer
Activity in allowance for loan losses
Balance at beginning of period	28,386	26,840	28,385	27,041	27,041	25,589
Charge-offs	(4,878)	(4,871)	(13,379)	(13,481)	(18,312)	(15,291)
Recoveries	1,523	1,530	4,731	4,773	6,325	6,014
Increase (decrease) in Provision	3,183	3,916	8,477	9,082	13,331	10,729
Balance at end of period	28,214	27,415	28,214	27,415	28,385	27,041
Unallocated
Activity in allowance for loan losses
Balance at beginning of period	2,054	10,566	3,805	8,931	8,931	9,210
Increase (decrease) in Provision	75	(3,859)	(1,676)	(2,224)	(5,126)	(279)
Balance at end of period	$ 2,129	$ 6,707	$ 2,129	$ 6,707	$ 3,805	$ 8,931